Cover	Mar. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	814-01555
Entity Registrant Name	GOLUB CAPITAL PRIVATE CREDIT FUND
Entity Central Index Key	0001930087
Entity Tax Identification Number	92-2030260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false